Rule 497(k)
File No. 333-174332

First Trust Exchange-Traded Fund IV

(the “Trust”)

FT Vest S&P 500® Dividend Aristocrats Target Income ETF®

(the “Fund”)

Supplement To the Fund’s Prospectus, Summary Prospectus
and Statement of Additional Information

October 17, 2024

Notwithstanding anything to the contrary in the Fund’s prospectus, summary prospectus or statement of additional information, all references to the “Index Provider” in the Fund’s prospectus, summary prospectus and statement of additional information shall refer to Cboe Global Indices, LLC.

Please Keep this Supplement with your Fund Prospectus, Summary Prospectus and Statement of Additional Information for Future Reference